Revenue Recognition and Related Party Transactions Other Related Party Matters (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Other impairment charges		$ 359,000	$ 9,661,000	$ 0
Debt obligations, net	$ 2,276,972,000	2,292,605,000	2,354,099,000
PECO Air
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		1,000,000.0	1,000,000.0	$ 800,000
Affiliated Entity
Related Party Transaction [Line Items]
Other impairment charges			$ 1,900,000
Necessity Retail Partners
Related Party Transaction [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	190,000,000	190,000,000
Guarantee Obligations Expected Exposure	50,000,000	50,000,000
Debt obligations, net	32,100,000
Grocery Retail Partners I
Related Party Transaction [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 175,000,000	$ 175,000,000